Stock-Based Compensation Plans	6 Months Ended
Jun. 30, 2019
Stock-Based Compensation Plans
Stock-Based Compensation Plans

11.          Stock-Based Compensation Plans

The Company maintains a stock-based incentive plan (the “PRSU Plan”) which provides for the grant of performance-based restricted share units (“PRSUs”) to encourage employees of the Company to participate in the long-term success of the Company.

PRSUs generally vest in the third plan year following the year of grant and are equity-settled in shares of Class A common stock (except as described below). The outstanding PRSUs vest on January 1, 2020, 2021 and 2022.  The number of PRSUs initially awarded is subsequently adjusted (upward or downward) by a performance modifier, based on the financial performance of the Company in the year of the grant.  If an employee’s employment with the Company is terminated, subject to certain exceptions, all unvested PRSUs are forfeited.

The following table summarizes information for equity-settled PRSUs of the Company (in thousands, except weighted average grant date fair value per unit):

	Successor	Successor
	Three Months	Six Months
	Ended	Ended
	June 30,	June 30,
Equity-Settled PRSUs	2019	2019
PRSU compensation expense	$6,894	$11,671
Income tax benefit	—	—
PRSU compensation expense, net of taxes	$6,894	$11,671
Weighted-average grant date fair value per unit	$22.19	$22.19
Total fair value of vested PRSUs	$—	$—

The Company previously granted cash-settled PRSUs, some of which are still outstanding and are accounted for as liability awards. The Company measures the cost of employee services received in exchange for the award based on the fair value of the Company and the value of accumulated dividend rights associated with each award. The fair value of that award is remeasured subsequently at each reporting date through to settlement. Changes in the award's fair value during the requisite service period is recognized as compensation cost over that period.

The following table summarizes information for cash-settled PRSUs of the Company (in thousands, except weighted average fair value per unit):

	Successor	Successor	Predecessor	Predecessor
	Three Months	Six Months	Three Months	Six Months
	Ended	Ended	Ended	Ended
	June 30,	June 30,	June 30,	June 30,
Cash-Settled PRSUs	2019	2019	2018	2018
PRSU compensation expense	$419	$519	$5,209	$11,155
Income tax benefit	—	—	—	—
PRSU compensation expense, net of taxes	$419	$519	$5,209	$11,155
Weighted-average fair value per unit	$63,497	$63,497	$33,672	$33,672
Total fair value of vested PRSUs	$—	$—	$—	$—

The Corporation maintains an option plan (the “Option Plan”) which provides for the grant of stock options. In October 2018, the Company made a special award of options under the Option Plan. Each option vests one half based solely on the passage of time and one half only if the Company achieves certain performance targets. The time vesting portion of the options has a graded vesting schedule with vesting dates of January 1, 2019, 2020, 2021 and 2022, with accelerated vesting for time-based options with vesting dates of January 1, 2021 and 2022 upon the completion of an initial public offering.

In accounting for the options issued under the Option Plan, the Company measures and recognizes compensation expense for all awards based on their estimated fair values measured as of the grant date. These options are exercisable only any time following the closing of an initial public offering or during a 15‑day period following a change in control of the Company (and certain other sales of equity by the Company’s shareholders). Costs related to these options are recognized as an expense in the consolidated statements of income over the requisite service period, when exercisability is considered probable, with an offsetting increase to additional paid-in capital. As a result, expense recognition commenced upon the completion of the IPO, with $18,883,000 recognized as compensation expense related to these options immediately upon the completion of the IPO.

The following table summarizes information for options of the Company (in thousands, except weighted average fair value per unit):

	Successor	Successor	Predecessor	Predecessor
	Three Months	Six Months	Three Months	Six Months
	Ended	Ended	Ended	Ended
	June 30,	June 30,	June 30,	June 30,
Options	2019	2019	2018	2018
Option compensation expense	$20,403	$20,403	$—	$—
Income tax benefit	—	—	—	—
Option compensation expense, net of taxes	$20,403	$20,403	$—	$—
Weighted-average fair value per unit	$1.85	$1.85	$—	$—
Total fair value of vested options	$16,309	$16,309	$—	$—

As of June 30, 2019, total unrecognized compensation expense related to non-vested stock-based compensation arrangements and the expected recognition period are as follows (in thousands):

	Cash-Settled	Equity Settled
	PRSUs	PRSUs	Options
Total unrecognized compensation cost	$558	$41,237	$12,923
Weighted-average recognition period	1.3 years	2.0 years	1.7 years